Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following for the years ended December 31 (in thousands):

	2023	2022
Current
Federal	$—	$—
State	—	—
Deferred expense (benefit)	5,776	645
Deferred tax asset valuation allowance	(5,776)	(645)
	$—	$—

Schedule of Net Operating Losses

The Company has incurred net operating losses since inception. A reconciliation of income tax (benefit) expense to the statutory federal tax rate is as follows:

	2023	2022
Tax expense at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	1.5%	1.5%
Permanent items	(11.8)%	(9.5)%
Federal business credits	(0.4)%	(0.6)%
Valuation allowance	(10.3)%	(4.1)%
Rate changes	0.0%	0.8%
Expiration of NOL carryovers	0.0%	(9.1)%
Effective income tax rate	0.0%	0.0%

Schedule of Net deferred Tax Assets Liabilities

The tax effects of temporary differences that give rise to significant portions of net deferred tax assets (liabilities) were as follows as of December 31 (in thousands):

	2023	2022
Net operating loss carryforward	41,156	40,296
Startup/organization costs	3,865	—
Research and development credit	1,960	2,041
Other deferred tax liabilities	(20)	—
Derivative instruments	(418)	—
Other	3,685	2,081
Less: Valuation allowance	50,228	44,418
	(50,228)	(44,418)
	—	—

Schedule of Reconciliation of Tax Contingencies

The reconciliation of tax contingencies is as follows (in thousands):

	2023	2022
Gross tax contingencies – January 1	545	608
Gross decreases for current year	(29)	—
Lapse of statute of limitations	—	(63)
Gross tax contingencies – December 31	516	545